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Merrill Lynch Investment Managers


Semi-Annual Report
September 30, 2001


CMA Tax-Exempt Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 2001, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of 2.35%.* As of September 30, 2001, the Fund's 7-day yield was 1.91%.


Investment Environment
Interest rates on short-term fixed-income securities fell dramatically against the backdrop of a very weak economy and a flight to quality during the six-month period ended
September 30, 2001. Economic data for the last six months revealed a slowing economy that was at or near recessionary levels by late summer. Slumping equity markets also caused a flight to quality in short-term instruments that put further downward pressure on interest rates. Finally, the devastating terrorist attacks on September 11 created additional stock market weakness, strong demand for short-term securities and the need for the Federal Reserve Board to pump a tremendous amount of liquidity into the banking system. The Federal Reserve Board has lowered the Federal Funds rate a total of 150 basis points (1.50%) since March 31, 2001 in a series of four easings prior to September 11. The need for liquidity caused the Federal Reserve Board to ease an additional 50 basis points on September 17 and 50 basis points on October 2, bringing the Federal Funds rate to 2.50%, its lowest level since the early 1960s.

During the six-month period ended September 30, 2001, yields on short-term tax-exempt securities also fell dramatically as demand remained strong. Assets of the tax-exempt money fund industry rose from approximately $244 billion at March 31, 2001 to approximately $250 billion by September 30, 2001. Tax-related redemptions in April were lighter than in the last several years as the weaker economy and falling equity prices created lower tax bills for individuals. This prevented an unusually large rise in variable rate yields during April and May that occurred in past years. However, the slower economy also posed problems for states and cities in the form of lower tax revenues, which translated into higher short-term issuance in the tax-exempt market as states and cities sought to balance their budget shortfalls with Tax Anticipation Notes. Short-term issuance for the period, particularly from June through September 2001, increased dramatically compared to the same period a year ago. New issuance for the last six months was $30.6 billion, a 118% increase from the $14.0 billion issued in the previous six months. Despite this increase in new-issue supply, demand remained strong, especially for fixed-rate notes, as investors sought to extend their average maturities in a period of falling interest rates. Yields on six-month - nine-month notes and tax-exempt commercial paper fell more than 100 basis points over the course of the period.


Investment Strategy
During the six-month period ended September 30, 2001, we sought to extend the Fund's average portfolio maturity to take advantage of falling short-term interest rates. With assets of more than $10 billion, CMA Tax-Exempt Fund remains the largest tax-exempt money fund in the industry and dramatic maturity extensions can be difficult given the constraints of the short-term municipal market. However, we were able to extend the Fund's average maturity from a low of 27 days to 40 days by the end of the period. This was done by participating in many fixed-rate note new issues as well as by using tax-exempt commercial paper as an extension vehicle. Our strategy proved effective and benefited performance as interest rates on daily and weekly variable securities fell dramatically, particularly in September. As the next several months unfold, we will need to assess the damage to the economy and municipal credits as a result of the terrorist attacks. Credit quality and diversity remain paramount as we seek to offer shareholders an attractive tax-exempt yield.


In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager


November 2, 2001


The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


*Based on constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans - across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics - economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.


CMA TAX-EXEMPT FUND
PROXY RESULTS

During the six-month period ended September 30, 2001, CMA Tax Exempt Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 20, 2001, except for Proposal 4, which was adjourned until the next shareholder meeting on October 18, 2001. The description of each proposal and number of shares voted are as follows:

                                                                       Shares Voted    Shares Withheld
                                                                           For           From Voting
1. To elect the Fund's Board of Trustees:    Terry K. Glenn            9,480,020,118     468,490,439
                                             Ronald W. Forbes          9,478,430,889     470,079,668
                                             Cynthia A. Montgomery     9,476,759,422     471,751,135
                                             Charles C. Reilly         9,483,046,309     465,464,248
                                             Kevin A. Ryan             9,481,509,106     467,001,451
                                             Roscoe S. Suddarth        9,479,082,973     469,427,584
                                             Richard R. West           9,479,011,925     469,498,632
                                             Edward D. Zinbarg         9,481,029,865     467,480,692

                                                                       Shares Voted      Shares Voted     Shares Voted
                                                                           For             Against          Abstain
2. To approve to convert the Fund to a "master/feeder" structure.      7,838,696,536    1,526,449,687     583,364,334
3. To approve to divide the Fund's shares into additional classes.     7,682,135,420    1,693,501,142     572,873,995
4. To change the Fund's investment restrictions.                         Adjourned        Adjourned        Adjourned


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001                                                             (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Alabama--       $ 40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
2.3%                       Refunding Bonds (Ascension Health), VRDN, Series B, 2.55% due 11/15/2039 (d)          $   40,000
                  21,700   Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, Series A, 2.60% due 5/01/2022 (d)                                                   21,700
                  13,200   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                           Refunding Bonds (Presbyterian), VRDN, Series B, 2.32% due 8/15/2023 (a)(d)                13,200
                  18,500   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, 2.60% due 6/01/2015 (d)                                                             18,500
                  28,850   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, 2.60% due 6/01/2015 (d)                                                             28,850
                           Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                           (Mead Corporation Project), VRDN, AMT (d):
                  24,000      2.65% due 1/01/2031                                                                    24,000
                  16,700      Series B, 2.70% due 4/01/2033                                                          16,700
                  49,000   University of Alabama, University Hospital Revenue Bonds, VRDN, Series B,
                           2.28% due 9/01/2031 (a)(d)                                                                49,000
                  20,600   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, 2.60% due 6/01/2028 (d)                                                             20,600

Alaska--          12,300   Anchorage, Alaska, GO, TAN, 3.75% due 12/14/2001                                          12,315
0.2%               2,600   Valdez, Alaska, Marine Terminal, Revenue Refunding Bonds (Exxon Pipeline
                           Company Project), VRDN, Series A, 2.60% due 12/01/2033 (d)                                 2,600

Arizona--         45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
1.4%                       Series 83-A, 2.25% due 12/15/2018 (d)                                                     45,200
                  10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                           Bonds, VRDN, AMT, Series A, 2.35% due 3/01/2015 (d)(f)                                    10,200
                           Maricopa County, Arizona, PCR, Refunding (Arizona Public Service Company),
                           VRDN (d):
                   8,450      Series A, 2.60% due 5/01/2029                                                           8,450
                  11,700      Series B, 2.55% due 5/01/2029                                                          11,700
                  31,400      Series C, 2.60% due 5/01/2029                                                          31,400
                  21,470   Salt River Project, Arizona, CP, Series B, 2.45% due 10/18/2001                           21,470
                  15,800   University of Arizona, COP (Student Union Bookstore), VRDN, Series B, 2.25%
                           due 6/01/2024 (a)(d)                                                                      15,800

Arkansas--        43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
0.4%                       Bonds (Baptist Health), VRDN, Series B, 2.30% due 12/01/2021 (d)(f)                       43,100


Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM   Adjustable Convertible Extendible Securities
AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
DATES     Daily Adjustable Tax-Exempt Securities
EDA       Economic Development Authority
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
TAN       Tax Anticipation Notes
TAW       Tax Anticipation Warrants
TRAN      Tax Revenue Anticipation Notes
UPDATES   Unit Price Demand Adjustable Tax-Exempt Securities
VRDN      Variable Rate Demand Notes


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
California--    $ 65,975   California Higher Education Loan Authority Inc., Student Loan Revenue
3.6%                       Refunding Bonds, VRDN, Senior Lien, Series A-1, 2.62% due 7/01/2002 (d)               $   65,975
                  24,200   California Infrastructure and Economic Development Bank, Revenue Refunding
                           Bonds (Independent System Operation Corporation Project), VRDN, Series A,
                           2.75% due 4/01/2008 (d)(f)                                                                24,200
                  24,635   California State, GO, CP, 2.30% due 12/13/2001                                            24,635
                           California State, RAN:
                 118,000      3.25% due 6/28/2002                                                                   118,874
                 130,000      Series B, 2.064% due 6/28/2002                                                        130,000

Colorado--        24,000   Colorado Springs, Colorado, Utilities Revenue Bonds, Sub-Lien, VRDN,
0.5%                       Series A, 2.20% due 11/01/2029 (d)                                                        24,000
                  10,375   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                           Series F, 2.35% due 11/15/2025 (d)                                                        10,375
                   6,000   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                           2.65% due 5/01/2013 (a)(d)                                                                 6,000
                           Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN (d):
                   6,500      AMT, Series B, 2.75% due 4/01/2014                                                      6,500
                   3,500      Series A, 2.60% due 4/01/2016                                                           3,500

Connecticut--      6,600   Connecticut State Health and Educational Facilities Authority Revenue
0.3%                       Bonds (Yale University), VRDN, Series U-2, 2.15% due 7/01/2033 (d)                         6,600
                  24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701,
                           2.03% due 11/15/2004 (d)                                                                  24,750

District of        6,300   District of Columbia, GO (General Fund Recovery), VRDN, Series B-1,
Columbia--0.2%             2.70% due 6/01/2003 (d)                                                                    6,300
                  17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62,
                           2.65% due 6/01/2017 (a)(d)                                                                17,350

Florida--5.6%     13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                           MSTR, VRDN, Series SGA-38, 2.33% due 9/01/2021 (d)(f)                                     13,885
                  22,140   Capital Projects Finance Authority, Florida, Revenue Bonds (Capital Projects
                           Loan Program), VRDN, Series H, 2.45% due 12/01/2030 (d)                                   22,140
                  10,000   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN,
                           Series 1999-B, 2.43% due 12/01/2032 (d)                                                   10,000
                  10,000   Charlotte County, Florida, Utility Revenue Bonds, 7% due 10/01/2001 (b)(c)                10,203
                  12,500   Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
                           (Florida Power and Light Co.), VRDN, 2.70% due 6/01/2021 (d)                              12,500
                  57,690   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN,
                           2.30% due 10/05/2022 (c)(d)                                                               57,690
                     845   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                           2.25% due 12/01/2020 (c)(d)                                                                  845
                  25,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                           Company-Gannon), VRDN, 2.65% due 5/15/2018 (d)                                            25,300
                           Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System),
                           VRDN (d):
                  42,700      Sub-Series A, 2.60% due 10/01/2010                                                     42,700
                  82,600      Sub-Series B, 2.60% due 10/01/2010                                                     82,600
                  66,500      Sub-Series F, 2.60% due 10/01/2030                                                     66,500
                  17,000   Jacksonville, Florida, Electric System Revenue Bonds, CP, 2.65% due 10/09/2001            17,000
                  22,160   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding
                           Bonds (Charity Obligation Group), VRDN, Series C, 2.35% due 8/15/2019 (d)(f)              22,160
                  39,000   Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 2.35%
                           due 10/01/2035 (d)                                                                        39,000
                  12,700   Manatee County, Florida, PCR, Refunding (Florida Power and Light Company
                           Project), VRDN, 2.55% due 9/01/2024 (d)                                                   12,700


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Florida         $ 35,655   Municipal Securities Trust Certificates Revenue Bonds, VRDN, Series 2001-115,
(concluded)                Class A, 2.65% due 1/15/2015 (a)(d)                                                   $   35,655
                  25,000   Orange County, Florida, Health Facilities Authority Revenue Bonds (Florida
                           Hospital Association-Health), VRDN, Series A, 2.45% due 6/01/2030 (d)                     25,000
                  25,000   Saint Lucie County, Florida, Solid Waste Disposal Revenue Refunding Bonds
                           (Florida Power and Light), VRDN, AMT, Series B, 2.85% due 7/15/2024 (d)                   25,000
                           Sunshine, Florida, State Governmental Financing Commission Revenue Bonds:
                   6,000      CP, 2.55% due 2/08/2002                                                                 6,000
                  41,845      VRDN, 2.20% due 7/01/2016 (a)(d)                                                       41,845

Georgia--5.2%     34,490   Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant-Bowen Project), VRDN, 2.60% due 3/01/2024 (d)                         34,490
                           Burke County, Georgia, Development Authority, PCR (Georgia Power Company
                           Plant-Vogtle Project), VRDN (d):
                  32,200      2.60% due 9/01/2026                                                                    32,200
                   6,100      2nd Series, 2.60% due 7/01/2024                                                         6,100
                  22,300      3rd Series, 2.65% due 7/01/2024                                                        22,300
                           Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant-Vogtle Project), VRDN (d):
                   9,500      1st Series, 2.60% due 4/01/2032                                                         9,500
                  47,500      2nd Series, 2.60% due 4/01/2025                                                        47,500
                  25,085      3rd Series, 2.60% due 9/01/2025                                                        25,085
                  50,000      AMT, 2.65% due 9/01/2034                                                               50,000
                 110,000   Cobb County, Georgia, School District, GO, 3.50% due 12/31/2001                          110,196
                  12,475   Coweta County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant-Yates Project), VRDN, 2.60% due 3/01/2024 (d)                         12,475
                  25,000   Gwinnett County, Georgia, Development Authority Revenue Bonds
                           (Civic & Cultural Center Project), VRDN, 2.30% due 9/01/2031 (d)                          25,000
                  26,300   Heard County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant), VRDN, 2.60% due 9/01/2029 (d)                                       26,300
                           Monroe County, Georgia, Development Authority, PCR, Refunding, First Series
                           (Georgia Power Company Plant), VRDN (d):
                   9,000      (Georgia Power Company),2.65% due 4/01/2032                                             9,000
                  42,200      (Georgia Power Company-Scherer), 2.60% due 7/01/2025                                   42,200
                           Putnam County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant Project), VRDN (d):
                  13,725      2.60% due 3/01/2024                                                                    13,725
                  26,400      First Series, 2.60% due 6/01/2023                                                      26,400
                  34,000      Second Series, 2.60% due 9/01/2029                                                     34,000

Idaho--0.4%       40,000   Idaho State, GO, TAN, 3.75% due 6/28/2002                                                 40,335

Illinois--        14,285   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-31, 2.40%
8.3%                       due 1/01/2009 (d)(c)                                                                      14,285
                  50,000   Chicago, Illinois, GO, Tender Notes, Series A, 4.25% due 10/25/2001                       50,000
                  15,630   Chicago, Illinois, GO, VRDN, Series B, 2.25% due 1/01/2012 (d)                            15,630
                   7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                           2.33% due 6/01/2022 (d)                                                                    7,000
                  53,000   Chicago, Illinois, Midway Airport Revenue Bonds, VRDN, Second Lien, AMT,
                           Series A, 2.65% due 1/01/2029 (d)(f)                                                      53,000
                  32,995   Chicago, Illinois, Municipal Securities Trust Certificates, GO, Refunding, CP,
                           Class A, Series 2000-100, 2.55% due 11/14/2001                                            32,995
                  25,445   Chicago, Illinois, O'Hare International Airport, Municipal Securities Trust
                           Certificates, Revenue Refunding Bonds, VRDN, Class A, AMT, Series 2000-93,
                           2.65% due 10/04/2012 (a)(d)                                                               25,445


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Illinois                   Chicago, Illinois, O'Hare International Airport Revenue Bonds
(concluded)                (American Airlines), DATES (d):
                $ 24,550      Series A, 2.60% due 12/01/2017                                                     $   24,550
                  32,700      Series B, 2.60% due 12/01/2017                                                         32,700
                   5,800   Chicago, Illinois, O'Hare International Airport Revenue Bonds
                           (General Airport Second Lien), VRDN, Series B, 2.05% due 1/01/2015 (d)                     5,800
                  14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                           Bonds (Compagnie Nationale-Air France), VRDN, AMT, 2.45% due 5/01/2018 (d)                14,800
                  15,000   Chicago, Illinois, Park District, TAW, Series A, 3.30% due 5/01/2002                      15,056
                  20,000   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                           2.35% due 6/01/2005 (d)                                                                   20,000
                  29,085   Cook County, Illinois, Municipal Securities Trust Certificates, GO, Refunding,
                           Class A, VRDN, Series 2001-145, 2.33% due 11/15/2029 (c)(d)                               29,085
                           Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Class 1301 (d):
                  14,380      Series 95, 2.38% due 1/01/2024                                                         14,380
                   9,900      Series 98, 2.38% due 1/01/2017                                                          9,900
                  14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                           Class 1306, 2.38% due 6/15/2029 (d)                                                       14,355
                           Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (d):
                   6,000      (Olin Corporation Project), Series A, 2.60% due 6/01/2004                               6,000
                  41,500      (Provena Health), Series B, 2.80% due 5/01/2028 (f)                                    41,500
                           Illinois Educational Facilities Authority Revenue Bonds:
                  30,000      (The Art Institute of Chicago), CP, Reserve Series A-1, 2.70% due 10/18/2001           30,000
                  20,000      (The Art Institute of Chicago), CP, Series A-2, 2.35% due 10/18/2001                   20,000
                   4,900      (Chicago Historical Society), VRDN, 2.20% due 12/01/2025 (d)                            4,900
                  17,800   Illinois Educational Facilities Authority, Revenue Refunding Bonds
                           (Northwestern University), VRDN, 2.25% due 12/01/2025 (d)                                 17,800
                           Illinois Health Facilities Authority Revenue Bonds, Pooled Revolving Fund,
                           VRDN (d):
                  50,000      Series B, 2.30% due 8/01/2020                                                          50,000
                   7,000      Series F, 2.30% due 8/01/2015                                                           7,000
                           Illinois Health Facilities Authority Revenue Bonds, VRDN (d):
                  37,000      (Central DuPage Health), Series B, 2.70% due 11/01/2027                                37,000
                  42,700      (Central DuPage Health), Series C, 2.70% due 11/01/2027                                42,700
                  11,200      (Northwestern Memorial Hospital), 2.60% due 8/15/2025                                  11,200
                           Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                  18,955      (Little Company of Mary Hospital), Series B, 2.33% due 8/15/2021 (f)                   18,955
                  25,300      (Resurrection Health Care), Series A, 2.65% due 5/15/2029 (e)                          25,300
                  16,700      (Resurrection Health Care), Series B, 2.30% due 5/15/2029 (e)                          16,700
                  26,135      (University of Chicago Hospitals), 2.60% due 8/01/2026 (f)                             26,135
                  18,815   Illinois State, FLOATS, Series SG-60, 2.38% due 8/01/2019 (d)                             18,815
                   4,600   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                           AMT, Series A, 2.35% due 3/01/2006 (d)                                                     4,600
                  31,615   Metro Pick & Expo Municipal Securities Trust Certificates, Revenue Refunding
                           Bonds, VRDN, Class A, Series 2001-157, 2.50% due 10/05/2017 (c)(d)                        31,615
                  21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 2.38%
                           due 6/01/2025 (d)                                                                         21,350
                           Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                           Bonds (Shell Oil Company-Wood River Project), VRDN, AMT (d):
                  11,100      2.70% due 8/01/2021                                                                    11,100
                  10,600      2.70% due 4/01/2022                                                                    10,600
                   7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                           Company Project), VRDN, AMT, 2.70% due 3/01/2028 (d)                                       7,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Indiana--       $  2,850   Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
5.6%                       VRDN, Series A, 2.26% due 7/01/2027 (d)                                               $    2,850
                           Fort Wayne, Indiana, Hospital Authority, Hospital Revenue Bonds
                           (Parkview Memorial Hospital), VRDN (d):
                   1,645      Series B, 2.25% due 1/01/2016                                                           1,645
                   2,700      Series B, 2.25% due 1/01/2020                                                           2,700
                   3,505      Series C, 2.25% due 1/01/2016                                                           3,505
                   5,670      Series D, 2.25% due 1/01/2016                                                           5,670
                   5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN,
                           2.60% due 2/01/2022 (d)                                                                    5,800
                  20,000   Indiana Bond Bank, Advanced Funding Program Notes, Series A-2, 4% due
                           1/22/2002                                                                                 20,042
                           Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (d):
                  34,300      (Clarian Health Obligation Group), Series B, 2.45% due 3/01/2030                       34,300
                  84,500      (Clarian Health Obligation Group), Series C, 2.35% due 3/01/2030                       84,500
                  15,000      (Community Hospitals Project), Series A, 2.30% due 7/01/2027                           15,000
                           Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                           Bonds (Clarian Health Partners), VRDN (d):
                  46,500      Series B, 2.55% due 2/15/2026                                                          46,500
                  50,800      Series C, 2.55% due 2/15/2026                                                          50,800
                   4,150   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                           Designated Pool), VRDN, 2.25% due 1/01/2012 (d)                                            4,150
                 228,000   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                           (Ascension Health Credit), VRDN, Series B, 2.55% due 11/15/2039 (d)                      228,000
                  36,980   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                           Bonds, VRDN, AMT, Series B, 2.35% due 12/01/2014 (a)(d)                                   36,980
                   6,360   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
                           Refunding Bonds, Series C, 6.70% due 1/01/2002 (b)                                         6,456
                   7,780   Purdue University, Indiana, University Revenue Bonds (Student Fee), VRDN,
                           Series O, 2.25% due 7/01/2019 (d)                                                          7,780
                   7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                           Bonds (Amoco Oil Company Project), VRDN, AMT, 2.70% due 1/01/2026 (d)                      7,600

Iowa--0.3%        18,000   Iowa State School Cash Anticipation Program Warrants (Iowa School
                           Corporation), Series A, 3.75% due 6/21/2002 (e)                                           18,140
                  14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                           VRDN, AMT, Series B, 2.40% due 12/01/2013 (a)(d)                                          14,500

Kansas--0.3%       9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
                           Refining and Marketing), VRDN, AMT, Series A, 2.70% due 8/01/2024 (d)                      9,100
                  17,500   Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                           (Stormont-Vail), VRDN, Series M, 2.70% due 11/15/2023 (d)(f)                              17,500

Kentucky--         5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
4.2%                       FLOATS, Series A, 2.70% due 10/01/2006 (d)                                                 5,100
                           Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                           (Scott Paper Company Project), VRDN, AMT (d):
                  44,100      Series A, 2.35% due 12/01/2023                                                         44,100
                  16,300      Series A, 2.35% due 5/01/2024                                                          16,300
                  26,200      Series B, 2.35% due 12/01/2023                                                         26,200
                  21,700      Series B, 2.35% due 5/01/2024                                                          21,700
                           Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN:
                  68,000      Series A, 4% due 6/26/2002                                                             68,724
                  38,500      Series B, 2.57% due 6/26/2002                                                          38,500
                  70,000   Kentucky Association of Counties, Advance Revenue, Cash Flow Borrowing,
                           TRAN, 3.50% due 6/28/2002                                                                 70,434


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Kentucky        $ 19,455   Kentucky Economic Development Finance Authority, Hospital Facilities Revenue
(concluded)                Refunding Bonds (Baptist Healthcare), VRDN, Series C, 2.65% due 8/15/2031 (d)(f)      $   19,455
                  40,000   Kentucky Interlocal School Transportation Association, COP, TRAN, 3.75%
                           due 6/28/2002                                                                             40,300
                  38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                           Revenue Bonds (Toyota Motors), VRDN, AMT, 3.05% due 8/13/2006 (d)                         38,300
                  36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue
                           Bonds, FLOATS, Series 488, 2.36% due 7/01/2007 (d)(e)                                     36,475

Louisiana--        5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
3.1%                       VRDN, 2.60% due 9/01/2023 (d)                                                              5,100
                  17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                           VRDN, AMT, 2.80% due 3/01/2025 (d)                                                        17,700
                  31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                           (Citgo Petroleum Corp.), VRDN, AMT, 2.70% due 3/01/2025 (d)                               31,500
                           East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN (d):
                  19,800      2.50% due 11/01/2019                                                                   19,800
                  35,150      2.60% due 3/01/2022                                                                    35,150
                   2,700   East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds
                           (Exxon Project), VRDN, AMT, 2.70% due 12/01/2028 (d)                                       2,700
                  25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                           Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 2.30% due
                           1/01/2028 (d)(e)                                                                          25,000
                  10,000   Louisiana Local Government, Environmental Facilities, Community Development
                           Authority Revenue Bonds (LCDA Loan Financing Program), VRDN, Series A,
                           2.45% due 6/01/2031 (d)                                                                   10,000
                  30,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-Knighton
                           Medical Center Project), VRDN, 2.30% due 9/01/2027 (a)(d)                                 30,500
                           Louisiana Public Facilities Authority Revenue Bonds:
                  21,000      (Christus Health), CP, Series 99B, 2.35% due 11/13/2001                                21,000
                  21,845      (Equipment and Capital Facilities Loan Program), VRDN, Series B,
                              2.36% due 7/01/2023 (d)                                                                21,845
                           Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                           Refunding Bonds (First Stage A-Loop Inc.)(d):
                   6,200      ACES, 2.60% due 9/01/2006                                                               6,200
                   5,100      VRDN, 2.60% due 9/01/2008                                                               5,100
                  24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                           (BP Exploration & Oil), VRDN, AMT, 2.70% due 10/01/2024 (d)                               24,200
                   4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                           VRDN, 2.35% due 6/01/2005 (d)                                                              4,400
                           Saint Charles Parish, Louisiana, PCR (Shell Oil Company Project), VRDN, AMT (d):
                  24,400      2.70% due 11/01/2021                                                                   24,400
                  21,000      Series A, 2.70% due 10/01/2022                                                         21,000
                   4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds
                           (Occidental Petroleum), VRDN, 2.25% due 7/01/2018 (d)                                      4,400

Maryland--        20,700   Anne Arundel County, Maryland, GO, BAN, CP, Series 97A, 2.70% due 11/08/2001              20,700
1.1%              35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                           FLOATS, 2.25% due 10/14/2011 (d)                                                          35,700
                   4,635   Maryland State and Local Facilities, GO, First Series, 5% due 3/01/2002                    4,673
                  10,000   Maryland State Energy Financing Administration, Solid Waste Disposal
                           Revenue Bonds (Cimenteries Project), AMT, VRDN, 2.70% due 5/01/2035 (d)                   10,000
                  19,800   Maryland State Health and Higher Educational Facilities Authority Revenue
                           Bonds (University of Maryland Medical System), VRDN, 2.25% due 7/01/2024 (d)              19,800


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Maryland        $ 12,250   Maryland State Health and Higher Educational Facilities Authority, Revenue
(concluded)                Refunding Bonds (Pooled Loan Program), VRDN, Series B, 2.30% due 4/01/2035 (d)        $   12,250
                   4,000   Washington Suburban Sanitation District, GO, Refunding (Water Supply),
                           6.30% due 11/01/2001 (b)                                                                   4,022

Massachusetts--   10,000   Blackstone-Milville, Massachusetts, Regional School District, GO, BAN,
3.7%                       3% due 7/15/2002                                                                          10,027
                  10,000   Eagle Tax Exempt Trust, Massachusetts Commuter Facilities, VRDN,
                           Series 2001, Class 2101, 2.23% due 6/15/2033 (d)                                          10,000
                           Massachusetts State, GO (Central Artery), VRDN (d):
                  55,350      Series A, 2.65% due 12/01/2030                                                         55,350
                  18,600      Series B, 2.65% due 12/01/2030                                                         18,600
                           Massachusetts State, GO, Refunding, VRDN (d):
                  56,900      Series A, 2.20% due 9/01/2016                                                          56,900
                  10,000      Series B, 2.20% due 9/01/2016                                                          10,000
                           Massachusetts State Health and Educational Facilities Authority Revenue
                           Bonds, VRDN (d):
                  15,900      (Capital Assets Program), Series D, 2.55% due 1/01/2035 (f)                            15,900
                  16,400      (Partners Healthcare System), Series P-1, 2.15% due 7/01/2027 (e)                      16,400
                           Massachusetts State Water Resource Authority Revenue Refunding Bonds, VRDN (c)(d):
                  50,000      Series A, 2.35% due 8/01/2023                                                          50,000
                  20,000      Sub-Series B, 2.35% due 8/01/2031                                                      20,000
                  19,900      Sub-Series B, 2.15% due 8/01/2037                                                      19,899
                           New England Education Loan Marketing Corporation, Massachusetts Student
                           Loan Revenue Refunding Bonds:
                  34,215      Senior Issue A, 6.50% due 9/01/2002                                                    35,456
                   7,815      Senior Issue D, 6.30% due 9/01/2002                                                     8,084
                  25,000   Oxford, Massachusetts, GO, BAN, 4% due 1/18/2002                                          25,071
                  20,000   Westford, Massachusetts, GO, BAN, 3.50% due 5/16/2002                                     20,099

Michigan--         4,620   Delta County, Michigan, Economic Development Corporation, Environmental
1.7%                       Improvement Revenue Refunding Bonds (Mead-Escanaba Paper), DATES,
                           Series C, 2.55% due 12/01/2023 (d)                                                         4,620
                  16,400   Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds, VRDN,
                           2.25% due 1/01/2020 (c)(d)                                                                16,400
                   8,460   Holly, Michigan, Area School District, FLOATS, Series SG-50, 2.38%
                           due 5/01/2020 (d)                                                                          8,460
                           Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                           (Spectrum Health), VRDN (d)(f):
                  24,200      Series B, 2.35% due 1/15/2026                                                          24,200
                  16,800      Series C, 2.35% due 1/15/2026                                                          16,800
                           Michigan Municipal Bond Authority Revenue Notes:
                   6,335      Series B-2, 3.50% due 7/01/2002                                                         6,375
                  65,000      Series C-2, 3.50% due 8/22/2002                                                        65,524
                  12,500   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project),
                           VRDN, 2.65% due 4/15/2018 (a)(d)                                                          12,500
                  16,505   Municipal Securities Trust Certificates Revenue Refunding Bonds (Michigan
                           State Hospital), VRDN, Series 1997-24, Class A, 2.33% due 12/01/2005 (d)(e)               16,505

Minnesota--                City of Rochester, Minnesota, CP:
1.6%              50,000      Series 2001-A, 2.30% due 11/07/2001                                                    50,000
                  16,450      Series 2001-C, 2.30% due 11/06/2001                                                    16,450
                  46,825   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 1993-A, 2.38% due
                           8/01/2003 (d)                                                                             46,825


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Minnesota                  Rochester, Minnesota, Health Facilities Revenue Bonds (Mayo Foundation),
(concluded)                CP, Series 2000-B:
                $ 16,000      2.30% due 10/01/2001                                                               $   16,000
                  33,000      2.60% due 10/03/2001                                                                   33,000

Mississippi--      7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
0.6%                       (Chevron U.S.A. Inc. Project), VRDN, AMT, 2.70% due 12/15/2024 (d)                         7,000
                   6,000   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue
                           Bonds (Mississippi Power Company Project), VRDN, AMT, 2.75% due 7/01/2025 (d)              6,000
                   3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                           Revenue Refunding Bonds (Mississippi Power Company Project), VRDN,
                           AMT, 2.75% due 5/01/2028 (d)                                                               3,520
                           Mississippi Hospital Equipment and Facilities Authority Revenue Bonds, VRDN (d):
                  20,000      (Baptist Memorial Hospital Project), 2.30% due 5/01/2021                               20,000
                   5,800      (North Mississippi Health Services), Series 1, 2.40% due 5/15/2030                      5,800
                   6,400   Mississippi State, Capital Improvement, GO, 5% due 11/01/2001                              6,404
                  13,895   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-142, Class A,
                           2.33% due 12/08/2008 (d)(e)                                                               13,895

Missouri--                 Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
1.7%                       VRDN, AMT (d):
                   7,800      Series A, 2.35% due 6/01/2017                                                           7,800
                  37,200      Series B, 2.35% due 6/01/2020                                                          37,200
                           Missouri State Health and Educational Facilities Authority, Educational
                           Facilities Revenue Refunding Bonds (The Washington University), VRDN (d):
                  22,700      Series A, 2.65% due 9/01/2030                                                          22,700
                  16,800      Series B, 2.65% due 9/01/2030                                                          16,800
                  90,000   University of Missouri, Capital Project Notes, GO, Series FY 2001-02,
                           3.50% due 6/28/2002                                                                       90,584

Nebraska--                 NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (d):
0.6%               3,550      AMT, Series A, 2.30% due 12/01/2016                                                     3,550
                   3,100      Series C, 2.25% due 12/01/2015 (f)                                                      3,100
                  50,000   Nebraska Public Power District Revenue Bonds, CP, 2.20% due 10/15/2001                    50,000

Nevada--1.1%               Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN (d)(f):
                  55,828      Series A, 2.30% due 7/01/2012                                                          55,828
                  29,185      Series 1999-15, 2.15% due 11/15/2001                                                   29,185
                  20,450   Clark County, Nevada, School District, GO, VRDN, Series A, 2.50% due
                           6/15/2021 (d)(e)                                                                          20,450
                   6,880   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                           VRDN, AMT, Series B, 2.40% due 5/01/2028 (d)                                               6,880

New                7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
Hampshire--                Refunding Bonds (Wheelabrator), VRDN, Series A, 2.30% due 1/01/2018 (d)                    7,415
0.1%               5,400   New Hampshire State HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                           Pheasant Run Project), VRDN, AMT, 2.40% due 5/01/2025 (d)                                  5,400

New Jersey--       7,000   Bayonne, New Jersey, GO, TAN, 5% due 10/01/2001                                            7,000
1.3%              22,000   Bayonne, New Jersey, Municipal Utilities Authority, Water Project Revenue
                           Notes, 4% due 6/28/2002                                                                   22,108
                   5,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds
                           (Essential Purpose Pooled Government), VRDN, 2.20% due 7/15/2026 (d)                       5,000
                   3,395   Jersey City, New Jersey, Quality Public Improvement, GO, Refunding, Series A,
                           4% due 10/01/2001 (a)                                                                      3,395
                           New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                           New Jersey Inc. Project), VRDN (a)(d):
                   2,500      Series A, 2.65% due 11/01/2026                                                          2,500
                   1,000      Series B, 2.60% due 11/01/2025                                                          1,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
New Jersey                 New Jersey State Transportation Revenue Bonds, CP, Series 2002:
(concluded)     $ 35,000      2.35% due 1/03/2002                                                                $   35,000
                  35,000      2.35% due 1/14/2002                                                                    35,000
                  25,000   Woodbridge Township, New Jersey, GO, Refunding, BAN, 3% due 7/26/2002                     25,072

New Mexico--      27,600   Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN,
0.9%                       AMT, Series C, 2.65% due 9/01/2024 (d)                                                    27,600
                  19,800   Farmington, New Mexico, PCR, Refunding (Arizona Public Service Company),
                           VRDN, Series A, 2.60% due 5/01/2024 (d)                                                   19,800
                   7,800   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 2.60% due 12/01/2015 (d)            7,800
                  30,600   New Mexico State Hospital Equipment Loan, Council Revenue Refunding
                           Bonds (Catholic Health), VRDN, Series B, 2.35% due 12/01/2022 (d)                         30,600

New York--        24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN, Series 98,
4.6%                       Class 3202, 2.18% due 7/01/2023 (d)                                                       24,700
                  24,900   Long Island Power Authority, New York, Electric System Revenue Bonds,
                           VRDN, Sub-Series 7-A, 2% due 4/01/2025 (d)(f)                                             24,900
                  30,000   Monroe County, New York, GO, RAN, 2.75% due 4/15/2002                                     30,112
                  62,000   New York City, New York, City Municipal Water Finance Authority, Water and
                           Sewer System Revenue Bonds, CP, Series 3, 2.85% due 10/17/2001                            62,000
                  21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                           Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 2.18%
                           due 6/15/2024 (d)(e)                                                                      21,500
                  18,000   New York City, New York, Municipal Water Authority Revenue Bonds, CP,
                           Series 1, 2.65% due 10/10/2001                                                            18,000
                  22,000   New York State Mortgage Agency Revenue Bonds, VRDN, AMT, Series B,
                           2.20% due 10/01/2003 (d)                                                                  22,000
                  30,000   New York State Thruway Authority, General Revenue Bonds, BAN, Series 2,
                           2.55% due 11/08/2001                                                                      30,000
                   5,500   Port Authority of New York and New Jersey, Special Obligation Revenue
                           Refunding Bonds (Versatile Structure Obligation), VRDN, Series 5, 2.60%
                           due 8/01/2024 (d)                                                                          5,500
                  11,040   Sachem, New York, Holbrook Central School District, GO, BAN, 3.125% due 7/24/2002         11,077
                 215,000   Triborough Bridge and Tunnel Authority, New York, General Purpose
                           Revenue Bonds, BAN, Series A-1, 5% due 1/17/2002                                         216,309

North             39,290   Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds,
Carolina--                 VRDN, Series B, 2.35% due 2/15/2031 (d)                                                   39,290
1.6%              41,970   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D,
                           2.30% due 7/01/2029 (d)(f)                                                                41,970
                  13,610   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN,
                           Series A, 2.30% due 7/01/2016 (d)(f)                                                      13,610
                   4,265   Charlotte, North Carolina, COP (Convention Facility Project), 6.75%
                           due 12/01/2001 (a)(b)                                                                      4,310
                  10,000   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-125, Class A,
                           2.65% due 7/23/2015 (d)                                                                   10,000
                  10,000   North Carolina Educational Facilities Finance Agency, Educational Facilities
                           Revenue Bonds (Duke University Project), VRDN, Series A, 2.40% due 12/01/2017 (d)         10,000
                  14,470   North Carolina Medical Care Commission, Health Care Facilities Revenue
                           Bonds (Cabarrus Memorial Hospital Project), VRDN, 2.25% due 3/01/2012 (d)                 14,470
                   1,400   North Carolina Medical Care Commission, Hospital Revenue Bonds
                           (Pooled Financing Project), ACES, Series A, 2.60% due 10/01/2020 (d)                       1,400
                  25,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds
                           (Baptist Hospitals Project), VRDN, 2.23% due 6/01/2030 (d)                                25,000
                   3,800   Raleigh Durham, North Carolina, Airport Authority, Special Facility Revenue
                           Refunding Bonds (American Airlines Inc.), VRDN, Series A, 2.65% due 11/01/2015 (d)         3,800


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Ohio--1.3%      $ 22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                           2.38% due 2/15/2026 (d)                                                               $   22,275
                  10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bond (Ohio Edison),
                           VRDN, Series 95, Class 3502, 2.38% due 7/01/2015 (d)                                      10,500
                  16,825   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                           (U.S. Health Corporation), VRDN, Series A, 2.35% due 12/01/2021 (d)                       16,825
                  46,700   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                           VRDN, Series A, 2.60% due 11/15/2022 (d)                                                  46,700
                   1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                           2.35% due 12/01/2015 (d)                                                                   1,865
                   7,000   Ohio State Air Quality Development Authority, Environmental Improvement
                           Revenue Bonds (Cincinnati Gas & Electric Project), VRDN, Series A, 2.65%
                           due 12/01/2015 (d)                                                                         7,000
                  12,300   Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                           Series B, 2.65% due 12/01/2015 (d)                                                        12,300
                   5,600   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                           (Cincinnati Gas and Electric), VRDN, Series A, 2.65% due 9/01/2030 (d)                     5,600
                   6,000   Ohio State Public Facilities Commission, Revenue Refunding Bonds
                           (Higher Education Capital Facilities), Series II-A, 4.50% due 12/01/2001                   6,001
                   3,740   Paulding County, Ohio, Solid Waste Disposal Revenue Bonds
                           (Lafarge Corporation Project), VRDN, AMT, 2.65% due 8/01/2026 (d)                          3,740

Oklahoma--        35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds
1.1%                       (Oklahoma County Housing Preservation), VRDN, 2.43% due 1/01/2033 (d)                     35,000
                  72,410   Oklahoma State Industries Authority, Revenue Refunding Bonds
                           (Integris Baptist), VRDN, Series B, 2.60% due 8/15/2029 (d)(f)                            72,410

Oregon--0.5%      11,730   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-4, 2.20%
                           due 6/01/2009 (d)(f)                                                                      11,730
                  33,520   Multnomah County, Oregon, Portland School District Number 1J, GO,
                           TRAN, 3.25% due 6/28/2002                                                                 33,681
                   7,480   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                           Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 2.27%
                           due 11/01/2028 (d)                                                                         7,480

Pennsylvania--     2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
2.4%                       VRDN, 2.35% due 12/01/2014 (d)                                                             2,500
                  42,000   Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds
                           (School District Pooled Financing Program II), VRDN, 2.20% due 9/01/2032 (a)(d)           42,000
                  11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                           2.60% due 12/01/2009 (d)                                                                  11,100
                  32,700   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                           Revenue Bonds, VRDN, Mode 1, 2.35% due 8/01/2016 (d)                                      32,700
                  18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803, 2.38%
                           due 5/01/2008 (d)                                                                         18,735
                  13,200   Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan
                           Program), VRDN, Series A, 2.38% due 3/01/2030 (d)(e)                                      13,200
                           Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (d):
                  24,200      2.25% due 12/01/2028 (e)                                                               24,200
                   5,200      Series G, 2.35% due 3/01/2024                                                           5,200
                  12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.38% due
                           9/15/2020 (d)                                                                             12,000
                           Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                           Bonds (Carnegie Mellon University), VRDN (d):
                   6,700      Series A, 2.60% due 11/01/2025                                                          6,700
                   6,500      Series C, 2.60% due 11/01/2029                                                          6,500
                   7,500      Series D, 2.60% due 11/01/2030                                                          7,500


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Pennsylvania    $ 18,000   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
(concluded)                CP, Series U, 2.35% due 12/05/2001                                                    $   18,000
                  24,000   Pennsylvania State University Revenue Bonds, GO, VRDN, Series A, 2.23% due
                           4/01/2031 (d)                                                                             24,000
                           Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                           Hospital Revenue Bonds (Children's Hospital of Philadelphia Project), VRDN (d):
                  15,700      2.60% due 3/01/2027                                                                    15,700
                   7,100      Series A, 2.60% due 3/01/2027                                                           7,100

South                      Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
Carolina--                 (Amoco Chemical Company Project), VRDN, AMT (d):
1.9%              15,300      2.70% due 4/01/2027                                                                    15,300
                   5,700      2.70% due 4/01/2028                                                                     5,700
                   9,350   Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                           Refunding Bonds (Amoco Chemical Company Project), VRDN, 2.60% due 7/01/2012 (d)            9,350
                  20,000   Charleston County, South Carolina, School District, TAN, 3% due 4/15/2002                 20,059
                           Florence County, South Carolina, Solid Waste Disposal and Wastewater
                           Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                  35,000      2.70% due 4/01/2026                                                                    35,000
                  19,200      2.70% due 4/01/2027                                                                    19,200
                   6,000   Oconee County, South Carolina, PCR, Refunding (Duke Energy Corporation),
                           VRDN, Series A, 2.65% due 2/01/2017 (d)                                                    6,000
                           South Carolina Jobs EDA, Economic Development Revenue Bonds
                           (Wellman Inc. Project), VRDN, AMT (d):
                   5,400      2.55% due 12/01/2010                                                                    5,400
                  12,095      2.80% due 12/01/2012                                                                   12,095
                  10,000   South Carolina Public Service Authority Revenue Bonds (Santee Cooper),
                           CP, 2.45% due 10/17/2001                                                                  10,000
                  54,000   Spartanburg County, South Carolina, School District Number 007, BAN,
                           Refunding, 3.375% due 10/01/2001                                                          54,002

South             13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
Dakota--0.1%               (Homestake Mining), VRDN, AMT, Series A, 2.75% due 7/01/2032 (d)                          13,300

Tennessee--                Blount County, Tennessee, Public Building Authority, Local Government
6.7%                       Public Improvement Revenue Bonds, VRDN (a)(d):
                  10,000      Series A-2C, 2.70% due 6/01/2021                                                       10,000
                   8,000      Series A-2E, 2.70% due 6/01/2035                                                        8,000
                  10,570   Blount County, Tennessee, Public Building Authority, Local Government Public
                           Improvement Revenue Refunding Bonds, VRDN, Series A-1B, 2.70% due 6/01/2022 (a)(d)        10,570
                           Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                           Financing (Tennessee Municipal Bond Fund), VRDN (d):
                  48,880      2.30% due 11/01/2027                                                                   48,880
                  90,765      2.30% due 6/01/2029                                                                    90,765
                  12,000      2.35% due 7/01/2031                                                                    12,000
                  23,595   Clarksville, Tennessee, Public Building Authority, Revenue Refunding Bonds,
                           GO, VRDN, 2.25% due 7/01/2016 (d)                                                         23,595
                           Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                  12,900      (Sub-Electric System), 2.65% due 1/15/2005                                             12,900
                  17,000      (Sub-Gas System), 2.65% due 1/15/2005                                                  17,000
                  19,900      (Sub-Wastewater System), 2.65% due 1/15/2005                                           19,900
                   8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                           Project), VRDN, 2.20% due 6/01/2023 (d)                                                    8,100


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Tennessee                  Montgomery County, Tennessee, Public Building Authority, Pooled Financing
(concluded)                Revenue Bonds, VRDN (d):
                $ 35,385      (Montgomery County Loan), 2.30% due 7/01/2019                                      $   35,385
                  41,640      (Tennessee County Loan Pool), 2.30% due 11/01/2027                                     41,640
                           Sevier County, Tennessee, Public Building Authority Revenue Bonds,
                           Local Government Public Improvement, VRDN (d):
                  15,000      II, Series F-3, 2.30% due 6/01/2005 (a)                                                15,000
                  73,000      III, AMT, Series A, 2.75% due 6/01/2028 (a)                                            73,000
                  10,000      III, Series D-2, 2.30% due 6/01/2017 (a)                                               10,000
                   4,850      III, Series D-6, 2.30% due 6/01/2020 (a)                                                4,850
                  19,270      III, Series E-1, 2.30% due 6/01/2025                                                   19,270
                  10,000      III, Series E-4, 2.30% due 6/01/2025                                                   10,000
                   6,255      IV, Series A-4, 2.70% due 6/01/2020 (e)                                                 6,255
                  21,000      IV, Series B-1, 2.05% due 6/01/2020 (e)                                                21,000
                  10,000      IV, Series B-2, 4.40% due 6/01/2019 (e)                                                10,000
                   7,000      IV, Series B-3, 4.40% due 6/01/2013 (e)                                                 7,000
                   8,250      IV, Series E-1, 2.70% due 6/01/2030 (a)                                                 8,250
                   6,800      IV, Series E-3, 2.70% due 6/01/2024 (a)                                                 6,800
                   4,000      IV, Series E-4, 2.70% due 6/01/2020 (a)                                                 4,000
                  23,700      Series IV-1, 2.70% due 6/01/2023 (e)                                                   23,700
                   5,700      Series IV-2, 2.70% due 6/01/2020 (e)                                                    5,700
                   5,000      Series IV-3, 2.70% due 6/01/2025 (e)                                                    5,000
                           Shelby County, Tennessee, CP:
                  38,500      2.55% due 10/05/2001                                                                   38,500
                  10,500      2.40% due 12/07/2001                                                                   10,500
                  16,000      Series 99A, 2.55% due 10/24/2001                                                       16,000
                  35,000      Series 2000-A, 2.55% due 10/16/2001                                                    35,000
                  12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                           Revenue Bonds (Hutchison School Project), VRDN, 2.33% due 5/01/2026 (d)                   12,000

Texas--14.3%               ABN Amro Munitops Certificates Trust:
                   9,030      GO, VRDN, Series 2001-8, 2.20% due 2/15/2007 (d)                                        9,030
                  29,950      Series 1999-10, 3.10% due 10/17/2001                                                   29,950
                  15,750      VRDN, AMT, Series 1998-15, 2.24% due 7/05/2006 (c)(d)                                  15,750
                  13,500      VRDN, Series 1998-22, 2.20% due 1/03/2007 (d)(f)                                       13,500
                           Austin, Texas, Utility System Revenue Bonds, CP, Series A:
                  10,320      2.65% due 10/10/2001                                                                   10,320
                  13,832      (Travis & Williamson County), 2.35% due 12/06/2001                                     13,832
                  19,900   Bell County, Texas, Health Facilities Development Corporation Revenue Bonds
                           (Scott & White Memorial Hospital), VRDN, Series B-1, 2.60% due 8/15/2029 (d)(f)           19,900
                  13,995   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 2.36% due 8/15/2008 (d)(f)        13,995
                  10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                           Revenue Bonds (BASF Corp.), VRDN, AMT, 2.80% due 4/01/2032 (d)                            10,000
                           Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                           Company), VRDN, AMT (d):
                   8,400      Series A, 2.70% due 3/01/2026 (a)                                                       8,400
                   9,700      Series A, 2.70% due 2/01/2032 (f)                                                       9,700
                  24,005      Series B, 2.65% due 2/01/2032 (f)                                                      24,005
                  15,800      Series C, 2.70% due 6/01/2030 (a)                                                      15,800
                   8,400      Series C, 2.70% due 2/01/2032 (f)                                                       8,400
                   4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                           Incorporated Project), VRDN, AMT, 2.55% due 11/01/2008 (d)                                 4,000
                  41,000   Dallas Area Rapid Transit, Sales Tax Revenue Bonds, CP, 2.70% due 10/11/2001              41,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Texas                      Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
(continued)                AMT (d)(f):
                $ 25,300      Series SGB-49, 2.65% due 11/01/2023                                                $   25,300
                   9,495      Series SGB-52, 2.36% due 11/01/2017                                                     9,495
                           Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR,
                           VRDN (d):
                  15,785      AMT, Series SGB-46, 2.36% due 11/01/2020 (f)                                           15,785
                   6,600      Series SGB-52, 2.38% due 11/01/2015 (c)                                                 6,600
                   9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                           Class 4301, 2.38% due 11/01/2005 (d)                                                       9,900
                   5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                           Refunding Bonds (Southern Air Transport), VRDN, 2.30% due 3/01/2010 (d)                    5,300
                   7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company
                           Project), VRDN, AMT, 2.70% due 4/01/2028 (d)                                               7,300
                           Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                           Corporation Project), VRDN, AMT (d):
                  10,200      2.70% due 5/01/2025                                                                    10,200
                   7,400      2.70% due 4/01/2026                                                                     7,400
                           Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                           Bonds, VRDN, AMT (d):
                  25,000      (American Acryl LP Project), Series B, 2.43% due 9/01/2036                             25,000
                   5,000      (Exxon Mobil Project), 2.70% due 6/01/2030                                              5,000
                   5,800      (Exxon Mobil Project), Series B, 2.70% due 6/01/2025                                    5,800
                  28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                           Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 2.70% due 1/01/2026 (d)           28,500
                  36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                           VRDN, AMT, 2.70% due 6/01/2024 (d)                                                        36,300
                  17,710   Harris County, Texas, FLOATS, Series SG-45, 2.38% due 8/15/2016 (d)                       17,710
                   4,650   Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN, Series E,
                           2.30% due 8/01/2015 (d)                                                                    4,650
                  43,200   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                           Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.60% due 10/01/2029 (d)(f)          43,200
                           Harris County, Texas, Health Facilities Development Corporation, Hospital
                           Revenue Refunding Bonds, VRDN (d):
                  61,500      (Memorial Hospital System Project), Series, B, 2.30% due 6/01/2024 (f)                 61,500
                  63,750      (Methodist Hospital), 2.60% due 12/01/2025                                             63,750
                  37,850      (Methodist Hospital), 2.60% due 12/01/2026                                             37,850
                           Harris County, Texas, Health Facilities Development Corporation, Revenue
                           Refunding Bonds (Saint Luke's Episcopal Hospital)(b):
                   5,000      Series A, 2.45% due 10/29/2001                                                          5,000
                  25,760      Series B, 2.45% due 10/29/2001                                                         25,760
                  10,400   Harris County, Texas, Health Facilities Development Corporation, Special
                           Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 2.60% due
                           2/15/2022 (d)(f)                                                                          10,400
                           Harris County, Texas, Industrial Development Corporation, PCR
                           (Exxon Project), VRDN (d):
                  32,100      2.60% due 3/01/2024                                                                    32,100
                   8,100      AMT, 2.70% due 8/15/2027                                                                8,100
                  10,000   Harris County, Texas, Industrial Development Corporation, Revenue Refunding
                           Bonds (Shell Oil Company Project), VRDN, 2.55% due 4/01/2027 (d)                          10,000
                           Harris County, Texas, Industrial Development Corporation, Solid Waste
                           Disposal Revenue Bonds, VRDN, AMT (d):
                  12,500      (Deer Park), Series 95-B, 2.75% due 3/01/2023                                          12,500
                  46,100      (Deer Park Limited Partnership), Series A, 2.75% due 2/01/2023                         46,100


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Texas           $ 40,000   Houston, Texas, Water and Sewer Revenue Bonds, CP, Series A, 2.40% due
(continued)                11/14/2001                                                                            $   40,000
                  50,000   Katy, Texas, Independent School District, GO (School Building), CP, 4.75%
                           due 10/05/2001                                                                            50,003
                  10,395   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                           Class A, Series 2001-134, 2.33% due 5/15/2010 (d)(e)                                      10,395
                           North Central Texas, Health Facility Development Corporation Revenue Bonds
                           (Methodist Hospitals-Dallas):
                  14,000      CP, Series 1998, 2.50% due 10/11/2001                                                  14,000
                  13,800      VRDN, Series B, 2.65% due 10/01/2015 (d)(f)                                            13,800
                           North Texas Higher Education Authority Inc., Student Loan Revenue Bonds,
                           VRDN, AMT (a)(d):
                  12,800      Series C, 2.35% due 4/01/2020                                                          12,800
                  13,700      Series F, 2.35% due 4/01/2020                                                          13,700
                           North Texas Higher Education Authority Inc., Student Loan Revenue
                           Refunding Bonds, VRDN, AMT (d):
                  26,000      2.35% due 12/01/2032                                                                   26,000
                  29,000      Series A, 2.35% due 4/01/2005                                                          29,000
                   5,000      Series A, 2.35% due 4/01/2020                                                           5,000
                  27,000   Northside, Texas, Independent School District, School Building, GO, VRDN,
                           Series A, 3% due 8/01/2031 (d)                                                            27,101
                           Panhandle-Plains, Texas, Higher Education Authority Inc., Student Loan
                           Revenue Bonds, VRDN, AMT, Series A (d):
                   9,000      2.40% due 6/01/2021                                                                     9,000
                  13,700      2.40% due 6/01/2025                                                                    13,700
                   4,700   Panhandle-Plains, Texas, Higher Education Authority Inc., Student Loan
                           Revenue Refunding Bonds, VRDN, AMT, Series A, 2.40% due 6/01/2008 (d)                      4,700
                  14,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                           Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 2.40% due 12/01/2027 (d)         14,335
                  20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation
                           Project), VRDN, AMT, 2.80% due 4/01/2033 (d)                                              20,000
                  30,500   Port Arthur, Texas, Navigation District Revenue Refunding Bonds
                           (Texaco Inc. Project), VRDN, 2.65% due 10/01/2024 (d)                                     30,500
                           Port Corpus Christi, Texas, Industrial Development Corporation (Citgo
                           Petroleum Corporation Project), VRDN, AMT (d):
                  19,200      Environmental Facilities Revenue Bonds, 2.70% due 8/01/2008                            19,200
                  18,800      Sewer and Solid Waste Revenue Bonds, 2.70% due 4/01/2026                               18,800
                  30,575   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                           Company Project), VRDN, Series A, 2.65% due 3/01/2026 (a)(d)                              30,575
                  23,100   Sabine River Authority, Texas, PCR (Texas Utilities Electric Company Project),
                           VRDN, AMT, Series B, 2.70% due 3/01/2026 (a)(d)                                           23,100
                  20,000   San Antonio, Texas, Electric and Gas System Revenue Bonds, CP, Series A,
                           2.55% due 10/09/2001                                                                      20,000
                  10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                           2.38% due 8/15/2019 (d)                                                                   10,000
                   2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                           AMT, 2.40% due 12/01/2027 (d)(f)                                                           2,200
                  16,300   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                           Bonds (Southern Methodist University), VRDN, 2.65% due 7/01/2015 (d)                      16,300
                  15,000   Texas State Public Finance Authority Revenue Bonds, CP, Series 93A,
                           2.35% due 10/24/2001                                                                      15,000
                  22,520   Texas State, TRAN, Series A-L32, 3.75% due 8/29/2002                                      22,819
                  42,750   Texas State, Water Development Board, VRDN, Series A, 2.60% due 3/01/2015 (d)             42,750


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
Texas           $ 21,200   Trinity River Authority, Texas, PCR, Refunding (Texas Utilities Electric
(concluded)                Company), VRDN, AMT, Series A, 2.70% due 3/01/2026 (a)(d)                             $   21,200
                  28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio
                           Chemical Company Project), UPDATES, 2.60% due 12/01/2015 (d)                              28,600
                   4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                           District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 2.70%
                           due 4/01/2031 (d)                                                                          4,200
                  12,000   West Side Calhoun County, Texas, Navigation Revenue Refunding Bonds
                           (Union Carbide Corporation Project), VRDN, AMT, 2.45% due 4/01/2031 (d)                   12,000

Utah--2.7%        70,800   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                           2.65% due 11/01/2024 (a)(d)                                                               70,800
                           Intermountain Power Agency, Utah, CP:
                  19,000      2.35% due 10/11/2001                                                                   19,000
                  20,000      Power Supply Revenue Bonds, Series B, 2.55% due 10/11/2001                             20,000
                  27,600   Salt Lake City, Utah, Revenue Bonds, (IHC Health Services, Inc.) Pooled, VRDN,
                           Class A, 2.15% due 1/01/2020 (d)                                                          27,600
                           Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                           VRDN (d):
                  39,500      2.60% due 2/01/2008                                                                    39,500
                  54,015      Series B, 2.60% due 8/01/2007                                                          54,015
                  20,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                           Series C, 2.35% due 11/01/2013 (a)(d)                                                     20,000
                   9,200   Utah State, GO, Refunding, VRDN, Series A, 2.15% due 7/01/2016 (d)                         9,200
                  12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
                           VRDN, Series A, 2.15% due 2/15/2031 (d)                                                   12,500

Virginia--                 Norfolk, Virginia, IDA, Revenue Bonds (Sentara Health System), CP:
0.6%              30,100      2.25% due 10/22/2001                                                                   30,100
                  30,300      2.55% due 10/23/2001                                                                   30,300
                   4,715   Virginia College, Virginia, Building Authority, Educational Facilities Revenue
                           Bonds (21st Century College Program), 4.75% due 2/01/2002                                  4,740

Washington--      20,000   ABN Amro Munitops Certificates Trust, VRDN, Series 1998-16, 2.31% due
3.6%                       10/04/2006 (d)(f)                                                                         20,000
                  22,900   Clark County, Washington, Public Utility District Number 001, Generating
                           System, Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 2.65%
                           due 1/01/2025 (d)(e)                                                                      22,900
                  10,000   King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien, Series B,
                           2.35% due 1/01/2032 (d)                                                                   10,000
                  14,070   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-112, Class A,
                           3.35% due 1/07/2021 (d)                                                                   14,070
                  30,200   Snohomish County, Washington, Public Utility District Number 001, Electric
                           Revenue Bonds (Generation System), VRDN, 2.30% due 1/01/2025 (d)(f)                       30,200
                           Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                           VRDN, AMT (d):
                   6,400      (Arbors on the Park Project), 2.45% due 10/01/2024                                      6,400
                  10,035      (Courtside Apartments Project), 2.40% due 1/01/2026                                    10,035
                           Washington State Public Power Supply Systems, Electric Revenue Refunding
                           Bonds, VRDN (d)(f):
                  23,500      (Project Number 2), Series 2A-1, 2.30% due 7/01/2012                                   23,500
                  52,480      (Project Number 2), Series 2A-2, 2.30% due 7/01/2012                                   52,480
                 125,600      (Project Number 3), Series 3A, 2.20% due 7/01/2018                                    125,600
                           Washington State Public Power Supply Systems, Revenue Refunding Bonds
                           (Nuclear Project Number 1), VRDN (d):
                  24,945      Series 1A-1, 2.20% due 7/01/2017                                                       24,945
                  25,480      Series 1A-2, 2.30% due 7/01/2017                                                       25,480


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONCLUDED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                         Issue                                               Value
West            $ 10,695   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2000-12,
Virginia--                 3% due 6/04/2008 (d)(f)                                                              $    10,695
0.4%              11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
                           (The Boc Group Inc. Project), VRDN, 2.25% due 8/01/2005 (d)                               11,220
                  13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES,
                           2.60% due 12/01/2020 (d)                                                                  13,600

Wisconsin--       14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
1.7%                       2.38% due 12/15/2026 (d)                                                                  14,850
                     845   Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development,
                           VRDN, Series 94C, Class 4901, 2.38% due 9/01/2015 (d)                                        845
                   4,735   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project),
                           VRDN, AMT, 2.55% due 8/01/2009 (d)                                                         4,735
                  19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                           Electric Power Company), VRDN, Series C, 2.60% due 9/01/2030 (d)                          19,000
                  16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                           Project), VRDN, Series A, 2.60% due 9/01/2015 (d)                                         16,000
                  14,100   University of Wisconsin, Hospital and Clinics Authority, Hospital Revenue
                           Bonds, VRDN, 2.30% due 4/01/2026 (d)(f)                                                   14,100
                  15,000   Wisconson Petroleum, CP, 2.40% due 12/14/2001                                             15,000
                  13,972   Wisconsin State Department of Transportation Revenue Bonds, CP, 2.30%
                           due 10/12/2001                                                                            13,972
                  75,000   Wisconsin State, Operating Revenue Notes, 3.75% due 6/17/2002                             75,683

Wyoming--         10,000   Kemmerer, Wyoming, PCR (Exxon Corporation Project), DATES, 2.60%
0.8%                       due 11/01/2014 (d)                                                                        10,000
                  16,800   Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT, Series B,
                           2.70% due 7/01/2017 (d)                                                                   16,800
                  12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                           2.85% due 11/01/2024 (a)(d)                                                               12,960
                  11,550   Sublette County, Wyoming, PCR (Exxon Project), DATES, 2.55% due
                           11/01/2014 (d)                                                                            11,550
                           Sweetwater County, Wyoming, PCR, Refunding, VRDN (d):
                  13,900      (Idaho Power Company Project), Series C, 2.65% due 7/15/2026                           13,900
                  16,960      (Pacificorp Project), 2.85% due 11/01/2024 (a)                                         16,960

Puerto Rico--      7,000   Puerto Rico Commonwealth, Government Development Bank, Revenue
0.1%                       Refunding Bonds, VRDN, 1.90% due 12/01/2015 (d)(f)                                         7,000

                           Total Investments (Cost--$10,194,952++)--100.7%                                       10,194,952
                           Liabilities in Excess of Other Assets--(0.7%)                                           (67,028)
                                                                                                                -----------
                           Net Assets--100.0%                                                                   $10,127,924
                                                                                                                ===========

(a)AMBAC Insured.
(b)Prerefunded.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2001.
(e)FSA Insured.
(f)MBIA Insured.
++Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2001

Assets:
Investments, at value (identified cost--$10,194,951,811)                                                    $10,194,951,811
Cash                                                                                                                833,035
Receivables:
   Securities sold                                                                      $   221,621,728
   Interest                                                                                  44,927,132         266,548,860
                                                                                        ---------------
Prepaid registration fees and other assets                                                                          220,611
                                                                                                            ---------------
Total assets                                                                                                 10,462,554,317
                                                                                                            ---------------

Liabilities:
Payables:
   Securities purchased                                                                     329,005,295
   Investment adviser                                                                         3,027,945
   Distributor                                                                                2,439,248
   Beneficial interest redeemed                                                                  39,903
   Dividends to shareholders                                                                      1,741         334,514,132
                                                                                        ---------------
Accrued expenses and other liabilities                                                                              116,560
                                                                                                            ---------------
Total liabilities                                                                                               334,630,692
                                                                                                            ---------------

Net Assets                                                                                                  $10,127,923,625
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $ 1,012,891,375
Paid-in capital in excess of par                                                                              9,115,057,597
Accumulated realized capital losses--net                                                                           (25,347)
                                                                                                            ---------------

Net Assets--Equivalent to $1.00 per share based on 10,128,913,745 shares of
beneficial interest outstanding                                                                             $10,127,923,625
                                                                                                            ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

Investment Income:
Interest and amortization of premium and discount earned                                                    $   150,642,170

Expenses:
Investment advisory fees                                                                $    19,595,077
Distribution fees                                                                             6,372,216
Transfer agent fees                                                                             596,831
Accounting services                                                                             568,249
Registration fees                                                                               227,572
Custodian fees                                                                                  161,824
Printing and shareholder reports                                                                 60,757
Professional fees                                                                                55,043
Pricing fees                                                                                     38,925
Trustees' fees and expenses                                                                      31,124
Other                                                                                            48,453
                                                                                        ---------------
Total expenses                                                                                                   27,756,071
                                                                                                            ---------------
Investment income--net                                                                                          122,886,099

Realized Gain on Investments--Net                                                                                   712,165
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $   123,598,264
                                                                                                            ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six            For the
                                                                                         Months Ended          Year Ended
                                                                                      September 30, 2001     March 31, 2001
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                  $   122,886,099     $   339,160,235
Realized gain on investments--net                                                               712,165              12,762
                                                                                        ---------------     ---------------
Net increase in net assets resulting from operations                                        123,598,264         339,172,997
                                                                                        ---------------     ---------------

Dividends to Shareholders:
Investment income--net                                                                    (122,886,099)       (339,160,235)
                                                                                        ---------------     ---------------
Net decrease in net assets resulting from dividends to shareholders                       (122,886,099)       (339,160,235)
                                                                                        ---------------     ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                         16,020,666,182      35,887,171,426
Value of shares issued to shareholders in reinvestment of dividends                         122,888,519         339,160,037
                                                                                        ---------------     ---------------
                                                                                         16,143,554,701      36,226,331,463
Cost of shares redeemed                                                                (16,395,381,333)    (36,036,097,717)
                                                                                        ---------------     ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                              (251,826,632)         190,233,746
                                                                                        ---------------     ---------------

Net Assets:
Total increase (decrease) in net assets                                                   (251,114,467)         190,246,508
Beginning of period                                                                      10,379,038,092      10,188,791,584
                                                                                        ---------------     ---------------
End of period                                                                           $10,127,923,625     $10,379,038,092
                                                                                        ===============     ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios
have been derived from information                           For the Six
provided in the financial statements.                        Months Ended
                                                            September 30,            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2001         2001         2000         1999          1998
Per Share Operating Performance:
Net asset value, beginning of period                        $      1.00  $      1.00  $      1.00  $      1.00   $     1.00
                                                            -----------  -----------  -----------  -----------   ----------
Investment income--net                                              .01          .03          .03          .03          .03
Realized gain (loss) on investments--net                           --++         --++         --++         --++         --++
                                                            -----------  -----------  -----------  -----------   ----------
Total from investment operations                                    .01          .03          .03          .03          .03
                                                            -----------  -----------  -----------  -----------   ----------
Less dividends from investment income--net                        (.01)        (.03)        (.03)        (.03)        (.03)
                                                            -----------  -----------  -----------  -----------   ----------
Net asset value, end of period                              $      1.00  $      1.00  $      1.00  $      1.00   $     1.00
                                                            ===========  ===========  ===========  ===========   ==========

Total Investment Return                                        2.35%+++        3.51%        2.91%        2.87%        3.16%
                                                            ===========  ===========  ===========  ===========   ==========

Ratios to Average Net Assets:
Expenses                                                          .54%*         .54%         .54%         .55%         .55%
                                                            ===========  ===========  ===========  ===========   ==========
Investment income--net                                           2.41%*        3.46%        2.87%        2.83%        3.11%
                                                            ===========  ===========  ===========  ===========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                    $10,127,924  $10,379,038  $10,188,792  $ 9,730,131   $9,356,705
                                                            ===========  ===========  ===========  ===========   ==========

*Annualized.
+++Aggregrate total return investments.
++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Actof 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million;
 .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2001, the Fund reimbursed FAM $46,088 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 2001, the Fund had a net capital loss carryforward of approximately $586,000, of which $465,000 expires in 2003 and $121,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO
[(800) 262-4636].